Share-Based Compensation (Details) - USD ($) $ in Thousands			6 Months Ended	12 Months Ended
	Jul. 31, 2021	Aug. 03, 2020	Oct. 31, 2023	Oct. 31, 2024
Share-Based Compensation [Line Items]
Share-based payment expense			$ 83	$ 86
Class A Ordinary Shares [Member]
Share-Based Compensation [Line Items]
Number of shares granted		38,710
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation [Line Items]
Vesting period	3 years
Restricted Stock Units (RSUs) [Member] | Class A Ordinary Shares [Member]
Share-Based Compensation [Line Items]
Number of shares granted	17,540